Investment Objectives and Goals - ALPS Nautilus SMR, Nuclear & Technology ETF	Feb. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS Nautilus SMR, Nuclear & Technology ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks a combination of capital appreciation and income.